Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2019
Non-current assets held for sale (Tables) [Abstract]
Non-current assets held for sale

25.  Non-current assets held for sale

	R$ thousand
	On December 31
	2019	2018
Assets not for own use
Real estate	1,133,572	1,120,434
Vehicles and similar	223,051	231,105
Machinery and equipment	362	585
Other	41	1,206
Total	1,357,026	1,353,330